Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Consolidated Balance Sheets Parenthetical
Preferred stock, shares authorized	40,000,000	40,000,000	40,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares issued	70,776,884	58,033,560	48,834,916
Preferred stock series A, shares issued		0	0
Preferred stock series A, shares outstanding		2,342,750	2,342,750